FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Disclosure of detailed information about financial instruments [line items]
Repayment	$ 20,000	$ 13,611
Debt repayments of interest	7,900	7,300
Shares issued under warrants	2,450
Potential decrease from change in borrowing costs	(200)
Potential increase from change in volatility	700
Gain on warrant exercise	$ 0	$ (193)
5% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.00%	5.00%
Repayment	$ 0	$ 13,611
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.00%		7.00%
Repayment	$ 0	$ 0
Potential gain from change in risk premium	(200)
Share Capital | Common shares
Disclosure of detailed information about financial instruments [line items]
Shares issued under warrants (shares)		644,736
Shares issued under warrants	$ 2,450	$ 2,450